REDEEMABLE PREFERRED SHARES - Terms (Details)	Dec. 31, 2019
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Minimum percentage of outstanding preferred shares' written consent or affirmative vote needed for certain actions	75.00%